Description of Plan (Details) - Community Trust Bancorp, Inc. Savings Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age Hours Year	Dec. 31, 2024 USD ($)
Description of Plan [Abstract]
Plan document description	true
Minimum days of service required to be eligible to participate in plan through salary deferral	90 days
Minimum age participants will be eligible to participate through salary deferral (in Age)	21
Minimum age participants will be eligible to for employer match (in Age)	21
Minimum number of consecutive months of employment to be eligible to participate in employer match	12 months
Minimum hours of service required for an employee to be eligible for employer match (in Hour) | Hours	1,000
Maximum amount of allowable deferral contributions | $	$ 23,500	$ 23,500
Minimum age participants will be eligible to make catch-up contributions	50
Catch-up contribution limit | $	$ 7,500	$ 7,500
Company matching contribution percentage	50.00%
Participant’s compensation percentage eligible for matching		8.00%
Maximum company matching percentage for deferred compensation contributions of participants compensation	4.00%
Employer contribution vesting percentage	100.00%
Participant retirement age	65
Minimum hours of employment to be eligible for payment of full value of plan account | Hours	1,000
EBP, Vesting Service Number of Plan Years | Year	3
Minimum age for distribution payments for the Plan	60
Distribution of funds equal annual installments period	5 years
Forfeited nonvested account | $	$ 25,300	$ 34,880
Adjusted excess contributions payable | $	$ 0	$ 88,171
Safe Harbor Matching 100 Percent [Member]
Description of Plan [Abstract]
Company matching contribution percentage	100.00%
Participant’s compensation percentage eligible for matching	3.00%
Safe Harbor Matching 50 Percent [Member]
Description of Plan [Abstract]
Company matching contribution percentage	50.00%
Participant’s compensation percentage eligible for matching	2.00%